UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                  -----------------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------------
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V, L.L.C.
          ------------------------------------------------------
Address:  c/o The Carlyle Group
          ------------------------------------------------------
          1001 Pennsylvania Avenue, NW
          ------------------------------------------------------
          Suite 220 S.
          ------------------------------------------------------
          Washington, DC  20004-2505
          ------------------------------------------------------

Form 13F File Number:  28- 12965
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
          ------------------------------
Title:    Managing Director
          ------------------------------
Phone:    202-729-5626
          ------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello             Washington, DC          November 14, 2008
----------------------------    -----------------------  -----------------------
         Signature                    City, State                   Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number             Name

   28-
       ----------------------       -----------------------------

                            -------------------------
                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      1
                                                       ---------------------
Form 13F Information Table Entry Total:                 4
                                                       ---------------------
Form 13F Information Table Value Total:                 $73,942
                                                       ---------------------
                                                            (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.   Form 13F File Number       Name

    1     28-12429                   Carlyle Investment Management L.L.C.
    ----     --------------------    -------------------------------------------


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
                                                              FORM 13-F INFORMATION TABLE

  COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6     COLUMN 7             COLUMN 8
--------------     --------------   ---------   --------   --------------------   ----------   ---------   -------------------------
                                                VALUE      SHRS OR   SH/   PUT/   INVESTMENT     OTHER           VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGERS    SOLE    SHARED     NONE
--------------     --------------   ---------   --------   --------  ---   ----   ----------   ---------   ------ ----------- ------
Time Warner Inc    Com              887317105   $1,442     110,000    SH    --     Shared-          1              110,000
                                                                                   Defined

ICO Global         CL A             44930K108   $283       259,437    SH    --     Shared-          1              259,437
Comm Hldgs                                                                         Defined
Ltd Del
                                                                                                                   4,194,837
Magellan           Com LP Ints      55907R108   $72,067    4,194,837  SH    --     Shared-          1
Midstream                                                                          Defined
Hldgs LP



                                                                                   Shared-
                                                                                   Other            --

Terrestar Corp     Com              881451108   $150       150,000    SH    --     Shared-          1              150,000
                                                                                   Defined
